Income Taxes - Summary of Components of Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Current tax expense:
Federal income									$ 3,226	$ 3,176	$ 2,767
State income									612	676	541
Total current income tax expense									3,838	3,852	3,308
Deferred tax expense (benefit):
Federal income									183	(342)	111
State income									43	(91)	8
Total deferred income tax expense (benefit)									226	(433)	119
Total Income Tax Expense	$ 1,520	$ 948	$ 744	$ 852	$ 825	$ 907	$ 732	$ 955	$ 4,064	$ 3,419	$ 3,427